Share-Based Compensation	12 Months Ended
Jun. 30, 2020
Share-based payment arrangements [Abstract]
Share-Based Compensation
Share-Based Compensation

Accounting Policy

Stock Options

Stock options issued to employees are measured at fair value at the grant date and are recognized as an expense over the relevant vesting periods with a corresponding credit to share reserves.

Stock options issued to non-employees are measured at the fair value of goods or services received or the fair value of equity instruments issued, if it is determined that the fair value of the goods or services cannot be reliably measured. The fair value of non-employee stock options is recorded as an expense at the date the goods or services are received with a corresponding credit to share reserves.

Depending on the complexity of the stock option terms, the fair value of options is calculated using either the Black-Scholes option pricing model or the Binomial model. When determining the fair value of stock options, management is required to make certain assumptions and estimates related to expected lives, volatility, risk-free rate, future dividend yields and estimated forfeitures at the initial grant date.

The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. Upon the exercise of stock options, proceeds received from stock option holders are recorded as an increase to share capital and the related share reserve is transferred to share capital.

Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”)

RSUs are equity-settled share-based payments. RSUs are measured at their intrinsic fair value on the date of grant based on the closing price of the Company’s shares on the date prior to the grant, and is recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. Under IFRS, the Company’s DSUs are classified as equity-settled share-based payment transactions as they are settled in either cash or common shares at the sole discretion of Aurora. As such, the DSUs are measured in the same manner as RSUs.

The amount recognized for services received as consideration for the RSUs and DSUs granted is based on the number of equity instruments that eventually vest. Upon the release of RSUs and DSUs, the related share reserve is transferred to share capital.

On September 25, 2017, the Board adopted a “rolling maximum” or “evergreen” stock option plan and a Restricted Share Unit Plan. Additionally, on October 5, 2018, the Board adopted a Directors Deferred Share Unit Plan (applicable to independent directors only). The Board of Directors may from time to time, in its discretion, and in accordance with the Toronto Stock Exchange requirements, grant to directors, officers, employees and consultants, non-transferable stock options, RSUs and DSUs. The maximum number of common shares issuable pursuant to all equity based compensation arrangements shall, at any time, not exceed 10% of the issued and outstanding common shares of the Company.

(a)	Stock Options

A summary of stock-options outstanding is as follows:

	Stock Options	Weighted Average Exercise Price
	#	$
Balance, June 30, 2018	2,346,343	64.32
Granted	4,897,993	97.44
Exercised (1)	(1,202,242)	38.64
Forfeited	(348,697)	100.92
Balance, June 30, 2019	5,693,397	95.88
Granted	1,232,796	54.27
Exercised (1)	(103,828)	26.91
Expired	(135,926)	51.72
Forfeited	(937,936)	98.94
Balance, June 30, 2020	5,748,503	88.60

(1)	The weighted average share price on the option exercise dates for the year ended June 30, 2020 was $78.08 (year ended June 30, 2019 – $120.60).

The following table summarizes the stock options that remain outstanding as at June 30, 2020:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
3.54 - 19.80	August 10, 2020 - June 24, 2025	2.61	96,383	72,949
21.72 - 83.88	August 9, 2020 - May 25, 2025	3.13	1,848,143	1,001,407
84.00 - 119.88	December 21, 2022 - September 19, 2024	3.35	1,441,674	598,656
120.00 - 131.52	November 8, 2023 - March 13, 2026	5.37	1,928,815	758,568
132.00 - 202.33	October 23, 2023 - May 28, 2024	3.36	433,488	216,549
		3.95	5,748,503	2,648,129

During the year ended June 30, 2020, the Company recorded aggregate share-based compensation expense of $43.7 million (June 30, 2019 – $86.7 million) for all stock options granted and vested during the period. This expense is reflected in the share-based compensation line on the statement of comprehensive loss.

Included in the $43.7 million share-based compensation expense for the year ended June 30, 2020 is $4.3 million (year ended June 30, 2019 – $16.7 million) related to 1,663,480 stock options granted in March 2019 to a strategic advisor. These stock options are exercisable at $124.08 per share over seven years and vest ratably over a four-year period on a quarterly basis, subject to accelerated vesting based on the occurrence of certain events. The Company has rebutted the presumption that the fair value of the services received can be estimated reliably due to the unique nature of the strategic advisor’s services. As such, in accordance with IFRS 2 for share-based payments granted to non-employees, the Company has measured the fair value of the options indirectly by reference to the fair value of the equity instruments granted. The Company will continue to fair value the unvested options at each period until they are fully vested.

Stock options granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Year ended June 30, 2020	Year ended June 30, 2019
Risk-free annual interest rate (1)	0.88%	1.81%
Expected annual dividend yield	0%	0%
Expected stock price volatility (2)	89.60%	81.37%
Expected life of options (years) (3)	2.37	2.96
Forfeiture rate	12.54%	4.17%

(1)	The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.

(2)	Volatility was estimated by using the average historical volatility of the Company.

(3)	The expected life in years represents the period of time that options granted are expected to be outstanding.

The weighted average fair value of stock options granted during the year ended June 30, 2020 was $25.26 (June 30, 2019 – $63.36) per option.

(b)	Restricted Share Units (“RSU”) and Deferred Share Units (“DSU”)

Under the terms of the RSU plan, directors, officers, employees and consultants of the Company may be granted RSUs that are released as common shares upon completion of the vesting period. Each RSU gives the participant the right to receive one common share of the Company. The Company has reserved 833,333 common shares for issuance under this plan.

Under the terms of the DSU plan, non-employee directors of the Company may be granted DSUs. Each participant is entitled to redeem their DSUs for period of 90 days following their termination date, being the date of the participant’s retirement or cessation of employment. The DSUs can be redeemed, at the Company’s sole discretion, for (i) cash; (ii) common shares issued from treasury; (iii) common shares purchased in the open market; or (iv) any combination of the foregoing. The number of DSUs outstanding pursuant to the plan shall not exceed 83,333 common shares.

A summary of the RSUs and DSUs outstanding are as follows:

	RSUs and DSUs	Weighted Average Issue Price of RSUs and DSUs
	#	$
Balance, June 30, 2018	179,167	39.48
Issued	61,877	96.24
Vested, released and issued	(61,849)	40.08
Forfeited	(10,000)	50.04
Balance, June 30, 2019	169,195	59.28
Issued	266,640	37.82
Vested, released and issued	(44,823)	50.58
Forfeited	(14,716)	86.77
Balance, June 30, 2020	376,296	44.06

(1)	As of June 30, 2020, there were 360,098 RSUs and 16,198 DSUs outstanding (June 30, 2019 - 166,778 RSUs and 2,417 DSUs).
During the year ended June 30, 2020, the Company recorded share-based compensation of $5.8 million (year ended June 30, 2019 – $5.3 million) for RSUs and DSUs granted and vested during the period. This expense is included in the share-based compensation line on the statement of comprehensive loss.

The weighted average fair value of RSUs and DSUs granted in the year ended June 30, 2020 was $37.82 (year ended June 30, 2019 – $96.24).

The following table summarizes the RSUs and DSUs that remain outstanding as at June 30, 2020:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
10.45 - 24.99	September 29, 2020 - February 10, 2025	209,322	23,516
25.00 - 88.67	August 3, 2021 - March 13, 2023	80,942	51,015
88.68 - 123.84	July 12, 2021 - January 15, 2023	86,032	27,025
		376,296	101,556